SUPPLEMENT DATED MAY 2, 2019
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY, MASTERS CHOICE II NY, MASTERS FLEX II NY
AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY
AND MASTERS FLEX NY

PROSPECTUSES DATED MAY 1, 2007
FOR MASTERS REWARD NY AND MASTERS SELECT NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding changes to investment options that are available under your Contract.

On May 24, 2019, or as soon as practicable thereafter, the names of the following investment options will be changed:

Current Name	New Name

Oppenheimer Capital Appreciation Fund/VA	Invesco Oppenheimer V.I. Capital Appreciation Fund

Oppenheimer Conservative Balanced Fund/VA	Invesco Oppenheimer V.I. Conservative Balanced Fund

Oppenheimer Global Fund/VA	Invesco Oppenheimer V.I. Global Fund

Oppenheimer Main Street Small Cap Fund/VA	Invesco Oppenheimer V.I. Main Street Small Cap Fund

Oppenheimer Main Street Fund/VA	Invesco Oppenheimer V.I. Main Street Fund

The investment adviser will also be changing to Invesco Advisers, Inc.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.